Operating Leases (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended			12 Months Ended
	Dec. 31, 2019	Feb. 29, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2019
Operating lease description	At December 31, 2019, the Company had one operating lease for its headquarters office space in Burbank, California. In February 2020, the Company took possession of a second leased facility consisting of office, research, and production space also located in Burbank, California.							The Company leases its headquarters office space in Burbank, California under an operating lease that expires on July 31, 2023.
Lease term			5 years		5 years
Rental payments		$ 478,000
Operating lease right-of-use asset	$ 332,980	432,000	$ 383,000		$ 383,000			$ 332,980
Total lease liabilities	337,453	432,000	414,000		414,000			337,453
Security deposits			17,000		17,000
Impairment of operating lease right of use asset					255,000
Wrote of deposit					17,000
Settlement reserve			236,000		236,000
Lease expenses			$ 72,000	$ 20,000	$ 171,000	$ 81,000	$ 42,040	$ 107,588
Minimum [Member]
Rental payments		90,000
Maximum [Member]
Rental payments		$ 101,000